Segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Segment reporting
Schedule of the Group's operating segment results

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues:
JD Mall	178,272,993	254,396,326	356,020,374
New businesses	2,362,902	3,297,434	6,021,508
Inter-segment*	(98,044)	(223,300)	(546,667)

Total segment net revenues	180,537,851	257,470,460	361,495,215
Unallocated items**	504,449	819,487	836,539

Total consolidated net revenues	181,042,300	258,289,947	362,331,754

Operating income/(loss):
JD Mall	151,589	2,269,500	4,956,264
New businesses	(748,775)	(670,430)	(2,070,668)

Total segment operating income/(loss)	(597,186)	1,599,070	2,885,596
Unallocated items **	(4,760,713)	(2,850,723)	(3,721,072)

Total consolidated operating loss	(5,357,899)	(1,251,653)	(835,476)
Total other income/(expense)	(2,398,073)	(630,248)	956,436

Income/(loss) before tax	(7,755,972)	(1,881,901)	120,960

(*) The inter-segment eliminations mainly consisted of services provided by JD Mall to overseas business, and services provided by JD Logistics to the vendors of JD Mall, which were recorded as a deduction of cost of revenues at the consolidated level.

(**) Unallocated items include revenue from business cooperation arrangements with equity investees, share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, and impairment of goodwill and intangible assets, which are not allocated to segments.